Earnings per Share (Details) $ / shares in Units, $ in Thousands		3 Months Ended				6 Months Ended		9 Months Ended		12 Months Ended
	May 13, 2019	Sep. 30, 2019 USD ($) $ / shares shares	Jun. 30, 2019 USD ($) $ / shares shares	Sep. 30, 2018 USD ($) $ / shares shares	Jun. 30, 2018 USD ($) $ / shares shares	Jun. 30, 2019 USD ($) $ / shares shares	Jun. 30, 2018 USD ($) $ / shares shares	Sep. 30, 2019 USD ($) $ / shares shares	Sep. 30, 2018 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares
Earnings per Share
Stock conversion ratio	0.00757					0.00757		0.00757
Potential common shares related to options under the employee incentive plan		9,713,683	85,052,934	24,059,222	23,000,095	85,052,934	23,000,095	82,756,452	24,059,222
Potential common shares outstanding related to options under the employee incentive plan		22,956,452	25,252,934			25,252,934		22,956,452		24,524,698	22,554,804
Basic/Diluted EPS
Net income (loss) | $		$ 10,831	$ (77,761)	$ (54,727)	$ (66,944)	$ (137,021)	$ (143,981)	$ (126,190)	$ (198,708)	$ (242,162)	$ (263,930)
Income available to common stockholders | $										$ (242,162)	$ (263,930)
Basic Weighted-average number of common shares outstanding		305,428,062	264,762,720	217,506,553	217,461,225	241,275,061	217,411,896	262,894,388	217,450,475	217,472,870	216,848,866
Diluted Weighted-average number of common shares outstanding		328,854,063	264,762,720	217,506,553	217,461,225	241,275,061	217,411,896	262,894,388	217,450,475	217,472,870	216,848,866
Basic | $ / shares		$ 0.04	$ (0.29)	$ (0.25)	$ (0.31)	$ (0.57)	$ (0.66)	$ (0.48)	$ (0.91)	$ (1.11)	$ (1.22)
Diluted | $ / shares		$ 0.03	$ (0.29)	$ (0.25)	$ (0.31)	$ (0.57)	$ (0.66)	$ (0.48)	$ (0.91)	$ (1.11)	$ (1.22)